Events Occurring After the Reporting Period - Additional Information (Details) $ in Thousands, shares in Millions, $ in Millions							1 Months Ended		9 Months Ended
	May 13, 2020 USD ($) $ / shares shares	May 13, 2020 AUD ($) $ / shares shares	Apr. 01, 2020	Mar. 31, 2020 USD ($)	Oct. 03, 2019 USD ($)	Oct. 03, 2019 AUD ($)	May 31, 2020 USD ($)	Feb. 29, 2020	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from issuance of shares					$ 50,700	$ 75.0
Borrowings recognized as current liability				$ 27,000					$ 27,000	$ 14,007
Hercules Capital, Inc.
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due term								2020-07
Principal repayment due commence term									2020-07
Description of principal repayment									In February 2020, the Group amended the terms of the Hercules loan agreement to defer the principal repayments to July 2020. Subsequent to March 31, 2020, as disclosed in Note 11, the Group satisfied the requirements to defer the commencement of principal repayments to October 2020. As at March 31, 2020, principal repayments were due to commence in July 2020 and as a result $20.5 million of the borrowings were recognized as a current liability, given that the requirements to defer principal repayments were not met prior to the period end. Principal repayments can be further deferred to July 2021 if certain milestones are satisfied
Borrowings recognized as current liability				20,500					$ 20,500
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Conditional reduction in minimum financial commitment				$ 27,300					$ 27,300
Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from issuance of shares	$ 90,000	$ 138.0
Number of shares issued | shares	43.0	43.0
Shares price | $ / shares	3.20	3.20
Loan Agreement | Hercules Capital, Inc.
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due commence term				2020-07
Description of principal repayment									Subsequent to March 31, 2020, the Group satisfied the requirements to defer the commencement of principal repayments on the Hercules borrowings to October 2020. As at March 31, 2020, principal repayments were due to commence in July 2020 and as a result $20.5 million of the borrowings were recognized as a current liability, given that the requirements to defer principal repayments were not met prior to the period end. Principal repayments can be further deferred to July 2021 if further milestones are met.
Borrowings recognized as current liability				$ 20,500					$ 20,500
Loan Agreement | Hercules Capital, Inc. | Bottom of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due term			2020-10				2020-10
Loan Agreement | Hercules Capital, Inc. | Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due term							2021-07		2021-07
Purchase Commitment | Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Additional purchase commitment							$ 9,000
Conditional reduction in minimum financial commitment							$ 4,700